Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning Balance at Dec. 31, 2010	$ 269,547	$ 16	$ 139,495	$ 31,098	$ 16,679	$ 76,097	$ 263,385	$ 6,162
Beginning balance (in shares) at Dec. 31, 2010		794,003,193
Foreign currency translation adjustments	13,026			12,499			12,499	527
Share-based compensation	2,172		2,172				2,172
Net income (loss)	29,810					27,127	27,127	2,683
Provision for statutory reserve					5,952	(5,952)
Capital contribution by noncontrolling shareholders	11,430							11,430
Ending Balance at Dec. 31, 2011	325,985	16	141,667	43,597	22,631	97,272	305,183	20,802
Ending Balance (in shares) at Dec. 31, 2011		794,003,193
Foreign currency translation adjustments	3,525			3,225			3,225	300
Share-based compensation	1,170		1,170				1,170
Net income (loss)	(1,845)					(3,294)	(3,294)	1,449
Provision for statutory reserve					506	(506)
Capital contribution by noncontrolling shareholders	2,854							2,854
Ending Balance at Dec. 31, 2012	331,689	16	142,837	46,822	23,137	93,472	306,284	25,405
Ending Balance (in shares) at Dec. 31, 2012		794,003,193
Foreign currency translation adjustments	9,892			9,019			9,019	873
Share-based compensation	1,246		1,246				1,246
Net income (loss)	(2,971)					(2,470)	(2,470)	(501)
Provision for statutory reserve					593	(593)
Capital contribution by noncontrolling shareholders	8,120							8,120
Ending Balance at Dec. 31, 2013	$ 347,976	$ 16	$ 144,083	$ 55,841	$ 23,730	$ 90,409	$ 314,079	$ 33,897
Ending Balance (in shares) at Dec. 31, 2013		794,003,193